Unaudited Condensed Consolidated Balance Sheets In Thousands, unless otherwise specified	Sep. 30, 2013 USD ($)	Sep. 30, 2013 CNY	Mar. 31, 2013 CNY
Current assets
Cash and cash equivalents	$ 272,775	1,669,380	1,494,099
Accounts receivable, less allowance for doubtful accounts (March 31, 2013: RMB14,112; September 30, 2013: RMB16,082 (US$2,628))	13,163	80,559	73,076
Inventories	2,751	16,832	10,265
Prepaid expenses and other receivables	2,425	14,844	11,602
Debt issuance costs	589	3,606	3,678
Deferred tax assets	978	5,985	5,454
Total current assets	292,681	1,791,206	1,598,174
Property, plant and equipment, net	84,995	520,169	468,272
Non-current prepayments	34,018	208,188	212,633
Non-current accounts receivable, less allowance for doubtful accounts (March 31, 2013: RMB36,361; September 30, 2013: RMB38,346 (US$6,266))	38,572	236,064	249,370
Inventories	7,015	42,933	39,730
Intangible assets, net	20,075	122,860	125,170
Available-for-sale equity securities	27,729	169,699	88,404
Other investment	30,903	189,129	189,129
Debt issuance costs	1,574	9,630	11,667
Deferred tax assets	182	1,114	3,727
Total assets	537,744	3,290,992	2,986,276
Current liabilities
Bank loan	9,804	60,000	50,000
Accounts payable	1,434	8,779	9,890
Accrued expenses and other payables	10,611	64,942	84,006
Deferred revenue	29,645	181,428	172,328
Amounts due to related parties	118	720	11,241
Income tax payable	360	2,206	4,983
Deferred tax liabilities	212	1,300
Total current liabilities	52,184	319,375	332,448
Convertible notes	123,334	754,807	751,781
Non-current deferred revenue	108,697	665,226	530,258
Other non-current liabilities	21,888	133,954	107,158
Deferred tax liabilities	4,075	24,938	23,168
Total liabilities	310,178	1,898,300	1,744,813
Shareholders' equity of China Cord Blood Corporation
Ordinary shares - US$0.0001 par value, 250,000,000 shares authorized, 73,140,147 shares issued and 73,003,248 shares outstanding as of March 31, 2013 and September 30, 2013, respectively	8	50	50
Additional paid-in capital	130,429	798,221	798,221
Treasury stock, at cost (March 31, 2013 and September 30, 2013: 136,899 shares, respectively)	(460)	(2,815)	(2,815)
Accumulated other comprehensive income	18,204	111,408	18,256
Retained earnings	78,633	481,230	423,420
Total equity attributable to China Cord Blood Corporation	226,814	1,388,094	1,237,132
Non-controlling interests	752	4,598	4,331
Total equity	227,566	1,392,692	1,241,463
Commitments and contingencies
Total liabilities and equity	$ 537,744	3,290,992	2,986,276